Financial Instruments and risk management (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
AEG
Financial Instruments and risk management
Trade receivables	$ 3,094	$ 3,873
Stonex Financial Limited
Financial Instruments and risk management
Trade receivables	$ 0	$ 0